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                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (FORMERLY THE TRAVELERS INSURANCE COMPANY)
               METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
               (FORMERLY THE TRAVELERS LIFE AND ANNUITY COMPANY)
             METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE

                             METLIFE VARIABLE LIFE
                       METLIFE VARIABLE LIFE ACCUMULATOR
                 METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 2)
                 METLIFE VARIABLE LIFE ACCUMULATOR--SERIES III
                     METLIFE VARIABLE SURVIVORSHIP LIFE II
                      METLIFE VARIABLE SURVIVORSHIP LIFE
                                    INVEST
                                MARKETLIFE/SM/

                      SUPPLEMENT DATED SEPTEMBER 22, 2006
                                    TO THE
        PROSPECTUSES DATED MAY 1, 2006 AND MAY 1, 2005, AS SUPPLEMENTED

This supplements the information contained in the Prospectuses for the variable life insurance policies listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

The following is added under TAX TREATMENT OF POLICY BENEFITS in the FEDERAL TAX CONSIDERATIONS section of the prospectuses:

    EMPLOYER-OWNED LIFE INSURANCE
    In the case of employer-owned life insurance as defined in Section 101(j) of the Internal Revenue Code, the amount excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to Policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel. The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.